UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%

Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)(1)	13,686	$5,089,823
Harris Corp.	6,224	1,053,163
Northrop Grumman Corp.(1)	25,030	7,943,771
Rockwell Collins, Inc.(1)	32,746	4,599,831
Textron, Inc.	15,478	1,106,213

		$19,792,801

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	20,000	$2,335,000

		$2,335,000

Airlines — 0.6%
Alaska Air Group, Inc.(1)	27,442	$1,889,656
Southwest Airlines Co.(1)	52,956	3,307,102
United Continental Holdings, Inc.(2)	15,000	1,335,900

		$6,532,658

Automobiles — 0.1%
Ford Motor Co.	50,000	$462,500
General Motors Co.	4,322	145,522

		$608,022

Banks — 3.3%
Bank of America Corp.(1)	130,000	$3,829,800
Fifth Third Bancorp(1)	88,466	2,469,971
Huntington Bancshares, Inc.(1)	179,679	2,680,811
JPMorgan Chase & Co.(1)	84,867	9,576,392
KeyCorp	38,413	764,034
M&T Bank Corp.	4,453	732,697
Regions Financial Corp.(1)	413,924	7,595,505
SunTrust Banks, Inc.(1)	49,905	3,333,155
Wells Fargo & Co.(1)	111,947	5,883,934
Zions Bancorporation	25,204	1,263,981

		$38,130,280

Beverages — 1.9%
Coca-Cola Co. (The)(1)	153,082	$7,070,857
Molson Coors Brewing Co., Class B(1)	45,000	2,767,500
PepsiCo, Inc.(1)	113,352	12,672,754

		$22,511,111

Biotechnology — 4.5%
AbbVie, Inc.	6,412	$606,447
Amgen, Inc.(1)	59,770	12,389,723
Biogen, Inc.(1)(2)	35,831	12,659,450
Celgene Corp.(1)(2)	125,581	11,238,244
Gilead Sciences, Inc.(1)	210,061	16,218,810

		$53,112,674

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$952,434

		$952,434

Capital Markets — 2.2%
CME Group, Inc.(1)	12,294	$2,092,562
Goldman Sachs Group, Inc. (The)(1)	15,655	3,510,477
Invesco, Ltd.	25,937	593,438
Moody’s Corp.(1)	32,799	5,483,993
Morgan Stanley(1)	53,096	2,472,681
S&P Global, Inc.(1)	36,507	7,133,103
State Street Corp.(1)	33,478	2,804,787
T. Rowe Price Group, Inc.(1)	13,079	1,427,965

		$25,519,006

Chemicals — 1.2%
AdvanSix, Inc.(2)	2,576	$87,455
Air Products and Chemicals, Inc.(1)	13,083	2,185,515
DowDuPont, Inc.(1)	66,308	4,264,268
PPG Industries, Inc.(1)	69,093	7,540,119

		$14,077,357

Commercial Services & Supplies — 0.0%(3)
Waste Management, Inc.	6,187	$559,057

		$559,057

Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	425,260	$20,688,899

		$20,688,899

Consumer Finance — 1.0%
American Express Co.(1)	30,565	$3,254,867
Capital One Financial Corp.	10,757	1,021,162
Discover Financial Services(1)	92,596	7,078,964

		$11,354,993

Containers & Packaging — 0.1%
WestRock Co.(1)	27,349	$1,461,531

		$1,461,531

Distributors — 0.1%
Genuine Parts Co.(1)	16,898	$1,679,661

		$1,679,661

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)(2)	19,434	$4,161,014

		$4,161,014

Diversified Telecommunication Services — 1.0%
AT&T, Inc.(1)	134,541	$4,517,887
CenturyLink, Inc.(1)	104,355	2,212,326
Verizon Communications, Inc.(1)	98,330	5,249,838

		$11,980,051

Electric Utilities — 0.6%
American Electric Power Co., Inc.	6,004	$425,564
Edison International(1)	59,878	4,052,543
NextEra Energy, Inc.	6,000	1,005,600
PG&E Corp.(1)	40,000	1,840,400

		$7,324,107

Security	Shares	Value
Electrical Equipment — 0.1%
Emerson Electric Co.	22,000	$1,684,760

		$1,684,760

Energy Equipment & Services — 0.6%
Apergy Corp.(2)	14,935	$650,568
Baker Hughes(1)	50,123	1,695,661
Halliburton Co.(1)	92,888	3,764,751
Schlumberger, Ltd.	15,000	913,800

		$7,024,780

Entertainment — 2.5%
Netflix, Inc.(1)(2)	41,185	$15,408,544
Walt Disney Co. (The)(1)	119,119	13,929,776

		$29,338,320

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.(1)	17,730	$2,576,169
Apartment Investment & Management Co., Class A(1)	43,453	1,917,581
Digital Realty Trust, Inc.	6,448	725,271
Host Hotels & Resorts, Inc.	18,010	380,011
Simon Property Group, Inc.(1)	36,850	6,513,237

		$12,112,269

Food & Staples Retailing — 1.2%
Kroger Co. (The)(1)	193,816	$5,641,984
Sysco Corp.(1)	63,135	4,624,639
Walmart, Inc.(1)	39,000	3,662,490

		$13,929,113

Food Products — 1.3%
Hershey Co. (The)	11,826	$1,206,252
Hormel Foods Corp.	21,160	833,704
Lamb Weston Holdings, Inc.	16,086	1,071,327
Mondelez International, Inc., Class A(1)	212,633	9,134,714
Tyson Foods, Inc., Class A(1)	45,000	2,678,850

		$14,924,847

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	13,617	$998,943
Baxter International, Inc.(1)	36,672	2,827,044
Edwards Lifesciences Corp.(1)(2)	22,126	3,852,137
Intuitive Surgical, Inc.(1)(2)	29,858	17,138,492
Stryker Corp.(1)	33,820	6,009,138

		$30,825,754

Health Care Providers & Services — 2.7%
Cigna Corp.(1)	36,534	$7,608,205
CVS Health Corp.(1)	103,085	8,114,851
DaVita, Inc.(2)	11,550	827,327
Envision Healthcare Corp.(2)	23,427	1,071,317
McKesson Corp.	7,813	1,036,394
UnitedHealth Group, Inc.(1)	46,743	12,435,508

		$31,093,602

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A(1)	95,481	$12,606,356
Marriott Vacations Worldwide Corp.	1,647	184,052
McDonald’s Corp.(1)	35,561	5,949,000
Yum! Brands, Inc.(1)	26,466	2,406,024

		$21,145,432

Household Durables — 0.1%
Whirlpool Corp.(1)	8,566	$1,017,212

		$1,017,212

Household Products — 0.6%
Clorox Co. (The)(1)	38,390	$5,774,240
Colgate-Palmolive Co.	7,286	487,798
Procter & Gamble Co. (The)	9,414	783,527

		$7,045,565

Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.(1)	55,000	$2,057,000

		$2,057,000

Industrial Conglomerates — 1.1%
3M Co.(1)	11,474	$2,417,686
Honeywell International, Inc.(1)	64,422	10,719,821

		$13,137,507

Insurance — 1.3%
Chubb, Ltd.(1)	35,393	$4,729,921
Marsh & McLennan Cos., Inc.(1)	15,767	1,304,246
Prudential Financial, Inc.	15,017	1,521,522
Travelers Cos., Inc. (The)(1)	35,246	4,571,759
Unum Group(1)	70,698	2,762,171

		$14,889,619

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A(1)(2)	32,294	$38,981,442
Alphabet, Inc., Class C(1)(2)	26,500	31,626,955
Facebook, Inc., Class A(1)(2)	211,946	34,856,639

		$105,465,036

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)(2)	43,005	$86,139,015

		$86,139,015

IT Services — 4.0%
Alliance Data Systems Corp.(1)	7,945	$1,876,291
Cognizant Technology Solutions Corp., Class A(1)	143,537	11,073,879
DXC Technology Co.(1)	27,981	2,616,783
Fidelity National Information Services, Inc.(1)	62,742	6,843,270
Mastercard, Inc., Class A(1)	38,080	8,476,989
Perspecta, Inc.	11,490	295,523
VeriSign, Inc.(1)(2)	35,873	5,743,985
Visa, Inc., Class A(1)	63,696	9,560,133

		$46,486,853

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.(1)	23,065	$2,243,533

		$2,243,533

Security	Shares	Value
Machinery — 1.5%
Caterpillar, Inc.	18,735	$2,856,900
Dover Corp.(1)	29,870	2,644,391
Ingersoll-Rand PLC(1)	23,525	2,406,608
Parker-Hannifin Corp.(1)	14,287	2,627,808
Stanley Black & Decker, Inc.(1)	49,559	7,257,420

		$17,793,127

Media — 2.3%
CBS Corp., Class B(1)	88,076	$5,059,966
Comcast Corp., Class A(1)	603,498	21,369,864

		$26,429,830

Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$772,002
Nucor Corp.	22,035	1,398,121

		$2,170,123

Multi-Utilities — 0.9%
CMS Energy Corp.(1)	177,055	$8,675,695
SCANA Corp.(1)	54,953	2,137,122

		$10,812,817

Multiline Retail — 0.4%
Macy’s, Inc.(1)	81,687	$2,836,989
Nordstrom, Inc.	11,790	705,160
Target Corp.	8,193	722,705

		$4,264,854

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.(1)	66,225	$8,097,993
Concho Resources, Inc.(2)	5,000	763,750
ConocoPhillips(1)	35,000	2,709,000
EOG Resources, Inc.(1)	32,900	4,197,053
Exxon Mobil Corp.(1)	51,669	4,392,898
Hess Corp.(1)	25,820	1,848,196
Murphy Oil Corp.(1)	91,974	3,066,413
Newfield Exploration Co.(2)	20,000	576,600
ONEOK, Inc.	15,000	1,016,850
Phillips 66(1)	57,101	6,436,425
Pioneer Natural Resources Co.	5,000	870,950
Williams Cos., Inc. (The)	37,548	1,020,930

		$34,997,058

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A(1)	72,774	$10,575,518

		$10,575,518

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.(1)	106,404	$6,605,561
Eli Lilly & Co.	12,046	1,292,656
Johnson & Johnson(1)	43,189	5,967,424
Merck & Co., Inc.(1)	158,250	11,226,255
Pfizer, Inc.(1)	242,074	10,668,201

		$35,760,097

Security	Shares	Value
Professional Services — 0.4%
Equifax, Inc.(1)	15,738	$2,054,911
Robert Half International, Inc.(1)	39,255	2,762,767

		$4,817,678

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	24,669	$1,087,903

		$1,087,903

Road & Rail — 0.8%
Kansas City Southern	4,645	$526,186
Norfolk Southern Corp.(1)	9,503	1,715,292
Ryder System, Inc.	12,392	905,483
Union Pacific Corp.(1)	37,756	6,147,809

		$9,294,770

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(2)	37,313	$1,152,599
Analog Devices, Inc.(1)	56,522	5,226,024
ASML Holding NV - NY Shares(1)	17,483	3,287,154
Cypress Semiconductor Corp.	38,941	564,255
Intel Corp.(1)	410,039	19,390,744
Microchip Technology, Inc.(1)	30,000	2,367,300
Micron Technology, Inc.(1)(2)	99,470	4,499,028
NXP Semiconductors NV(1)	50,530	4,320,315
ON Semiconductor Corp.(1)(2)	99,333	1,830,707
Qorvo, Inc.(1)(2)	16,995	1,306,746
QUALCOMM, Inc.(1)	183,978	13,251,935
Texas Instruments, Inc.(1)	165,256	17,730,316
Versum Materials, Inc.	4,856	174,865
Xperi Corp.	28,424	422,096

		$75,524,084

Software — 9.5%
ANSYS, Inc.(1)(2)	13,962	$2,606,426
Microsoft Corp.(1)	715,097	81,785,644
Oracle Corp.(1)	256,551	13,227,769
Red Hat, Inc.(1)(2)	28,914	3,940,400
salesforce.com, Inc.(1)(2)	58,054	9,232,328

		$110,792,567

Specialty Retail — 1.9%
Advance Auto Parts, Inc.(1)	26,636	$4,483,638
Best Buy Co., Inc.(1)	28,506	2,262,236
Home Depot, Inc. (The)(1)	58,008	12,016,357
Tiffany & Co.(1)	28,579	3,685,834

		$22,448,065

Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.(1)	456,885	$103,137,220
Hewlett Packard Enterprise Co.	10,000	163,100

		$103,300,320

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B(1)	147,264	$12,476,206

		$12,476,206

Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.(1)	40,639	$2,450,938
Philip Morris International, Inc.(1)	60,792	4,956,980

		$7,407,918

Trading Companies & Distributors — 0.4%
Fastenal Co.(1)	79,244	$4,597,737

		$4,597,737

Total Common Stocks — 100.6% (identified cost $314,777,968)		$1,177,891,545

Total Written Call Options — (0.9)% (premiums received $11,054,656)		$(10,357,800)

Other Assets, Less Liabilities — 0.3%		$3,378,152

Net Assets — 100.0%		$1,170,911,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	145	$110,600,925	$7,625	10/5/18	$(820,700)
NASDAQ 100 Index	145	110,600,925	7,600	10/12/18	(1,432,600)
NASDAQ 100 Index	145	110,600,925	7,625	10/19/18	(1,479,000)
NASDAQ 100 Index	70	53,393,550	7,700	10/24/18	(517,300)
NASDAQ 100 Index	70	53,393,550	7,700	10/26/18	(602,000)
S&P 500 Index	190	55,365,620	2,900	10/1/18	(325,850)
S&P 500 Index	190	55,365,620	2,900	10/3/18	(397,100)
S&P 500 Index	190	55,365,620	2,885	10/5/18	(689,700)
S&P 500 Index	190	55,365,620	2,885	10/8/18	(714,400)
S&P 500 Index	190	55,365,620	2,880	10/10/18	(826,500)
S&P 500 Index	190	55,365,620	2,915	10/12/18	(367,650)
S&P 500 Index	190	55,365,620	2,900	10/15/18	(586,150)
S&P 500 Index	190	55,365,620	2,920	10/17/18	(372,400)
S&P 500 Index	190	55,365,620	2,940	10/19/18	(222,300)
S&P 500 Index	190	55,365,620	2,925	10/22/18	(376,200)
S&P 500 Index	190	55,365,620	2,950	10/24/18	(190,000)
S&P 500 Index	190	55,365,620	2,925	10/26/18	(437,950)

Total					$(10,357,800)

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $10,357,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,177,891,545 *	$—	$—	$1,177,891,545
Total Investments	$1,177,891,545	$—	$—	$1,177,891,545

Liability Description
Written Call Options	$(10,357,800)	$—	$—	$(10,357,800)
Total	$(10,357,800)	$—	$—	$(10,357,800)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018